RECEIVABLES, REPAYMENTS AND OTHER ASSETS - Schedule of Unbilled Accounts Receivable (Details) - USD ($) $ in Thousands	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Trade and other current receivables [abstract]
Beginning balance	$ 42,000	$ 43,000	$ 62,000
Revenue recognized during the year	32,000	44,000
Amounts invoiced	(33,000)	(69,000)
Other	0	6,000
Receivables from government grants	44,000	46,000
Ending balance	$ 42,000	$ 43,000